Shareholder Report, Line Graph (Details) DFGH_Dimensional 2025 Target Date Retirement Income Fund_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Nov. 02, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											Dimensional 2025 Target Date Retirement Income Fund – Institutional
Accumulated Value	$ 16,051	$ 13,756	$ 13,826	$ 17,347	$ 14,684	$ 13,186	$ 11,533	$ 11,744	$ 10,689	$ 10,000	$ 17,363
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533	10,000	$ 12,656
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 1-3 Year Global Government Index (hedged to USD)
Accumulated Value	11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119	10,000	$ 12,208
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. TIPS Index
Accumulated Value	12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597	10,000	$ 13,471
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global BMI Index (net div.)
Accumulated Value	$ 22,921	$ 17,341	$ 15,861	$ 19,996	$ 14,497	$ 13,919	$ 12,431	$ 12,577	$ 10,181	$ 10,000	$ 27,946